Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption, shares	25,000,000	25,000,000
Ordinary shares subject to possible redemption, value per share (in Dollars per share)	$ 10.63	$ 10.36
Ordinary shares, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B Ordinary Shares
Ordinary shares, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	6,250,000	6,250,000
Ordinary shares, shares outstanding	6,250,000	6,250,000